INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Disclosure of Interest Expense
Interest expense is comprised of the following:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Term loan	$15,622	$6,729
Securitization debt 2017-2(1)	11,421	13,080
Warehouse credit facility 2022	2,383	226
Securitization debt 2018-1	11,810	12,252
Securitization debt 2020-2	8,228	8,478
Securitization debt 2023-2	51	—
SFR JV-1 securitization debt 2019-1	10,417	10,439
SFR JV-1 securitization debt 2020-1	13,534	13,540
SFR JV-1 securitization debt 2021-1	17,660	17,659
SFR JV-2 subscription facility(1)	11,985	15,517
SFR JV-2 warehouse credit facility	24,525	20,221
SFR JV-2 term loan	29,665	4,929
SFR JV-2 securitization debt 2022-1	23,008	16,868
SFR JV-2 securitization debt 2022-2	19,105	9,284
SFR JV-2 securitization debt 2023-1	10,467	—
SFR JV-2 delayed draw term loan	10,882	3,431
SFR JV-HD subscription facility(1)	2,299	4,498
SFR JV-HD warehouse credit facility	22,527	13,165
JV-HD term loan A	7,418	—
JV-HD term loan B	7,418	—
Single-family rental interest expense	260,425	170,316

The Shops of Summerhill mortgage	881	531
Canadian development properties interest expense(2)	881	531

Corporate office mortgages	472	460
Corporate credit facility	13,233	6,319
Corporate interest expense	13,705	6,779

Amortization of financing costs	16,977	13,367
Amortization of debt discounts	6,262	4,749
Interest on Due to Affiliate	16,981	17,022
Interest on lease obligation	1,242	1,168
Total interest expense	316,473	$213,932
(1) These facilities were fully repaid during year ended December 31, 2023.
(2) Canadian development properties capitalized $1,525 of interest for the year ended December 31, 2023 (2022 - $445).